Income Taxes (Details) - Schedule of reconciliation effective tax rate for income (loss) before income taxes	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation effective tax rate for income (loss) before income taxes [Abstract]
Provision for income taxes at federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit	6.30%	5.90%	6.00%
Transaction expenses			1.70%
Noncontrolling interest tax differential	(0.10%)	(0.10%)	(1.20%)
Employee stock based compensation	(2.20%)	(0.90%)	(9.90%)
Other	2.00%	3.80%	5.40%
Effective income tax rate	27.00%	29.70%	23.00%